Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Revenue from Contracts with Customers [Abstract]
Revenue from Contracts with Customers
(16)	Revenue from Contracts with Customers

All of the Company’s revenue from contracts with customers in the scope of ASC 606 is recognized within Non-Interest Income.   The following table presents the Company’s sources of Non-Interest Income for the years ended December 31, 2019 and 2018.  Items outside the scope of ASC 606 are noted as such.

(dollars in thousands)	For the years ended December 31,
	2019	2018
Non-interest income
Service Charges on Deposits
Overdraft fees	$3,571	3,543
Other	459	455
Interchange Income	4,065	4,822
Wealth management fees	6,387	6,283
Other (a)	4,109	2,978

Total non-interest income	$18,591	18,081

(a) Not within the scope of ASC 606.

A description of the Company’s revenue streams accounted in accordance with ASC 606 as follows:

Service charges on Deposit Accounts:  The Company earns fees from its deposit customers for transaction-based, account maintenance and overdraft services.  Transaction-based fees, which include services such as stop payment charges, statement rendering and ACH fees, are recognized at the time the transaction is executed as that is the point in time the Company fulfills the customer’s request.  Account maintenance fees, which relate primarily to monthly maintenance, are earned over the course of a month, representing the period over which the Company satisfies the performance obligation.  Overdraft fees are recognized at the point in time that the overdraft occurs.  Service charges on deposits are withdrawn from the customer’s account balance.

Interchange Income:  Interchange revenue primarily consists of interchange fees, volume-related incentives and ATM charges.  As the card-issuing bank, interchange fees represent our portion of discount fees paid by merchants for credit / debit card transactions processed through the interchange network.  The levels and structure of interchange rates are set by the card processing companies and are based on cardholder purchase volumes.  The Company earns interchange income as cardholder transactions occur and interchange fees are settled on a daily basis concurrent with the transaction processing services provided to the cardholder.

Wealth Management fees:  Trustco Financial Services provides a comprehensive suite of trust and wealth management products and services, including financial and estate planning, trustee and custodial services, investment management, corporate retirement plan recordkeeping and administration of which a fee is charged to manage assets for investment or transact on accounts.  These fees are earned over time as the Company provides the contracted monthly or quarterly services and are generally assessed over the period in which services are performed based on a percentage of the fair value of assets under management or administration.  Other services are based on a fixed fee for certain account types, or based on transaction activity and are recognized when services are rendered.  Fees are withdrawn from the customer’s account balance.

Gains/Losses on Sales of Other real Estate Owned “OREO”:  The Company records a gain or loss from the sale of OREO when control of the property transfers to the buyer, which generally occurs at the time of an executed deed.  When the company finances the sale of OREO to the buyer, the Company assesses whether the buyer is committed to perform their obligations under the contract and whether collectability of the transaction price is probable.  Once these criteria are met, the OREO asset is derecognized and the gain or loss on sale is recorded upon the transfer of control of the property to the buyer.  In determining the gain or loss on the sale, the Company adjusts the transaction price and related gain/(loss) on sale if a significant financing component is present.